Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount
Tax benefit computed at federal statutory rate	$ (21,162)
State income tax benefit, net of federal benefit	(3,339)
Change in fair value of warrant liabilities	7,940
Incentive stock options	(554)
Transaction Costs	1,951
162m limitation	667
Debt extinguishment	464
Other Adjustment	(10)
Valuation allowance	14,043
Total provision for income taxes	$ 0
Effective Income Tax Rate Reconciliation, Percent
Tax benefit computed at federal statutory rate	21.00%
State income tax benefit, net of federal benefit	3.31%
Change in fair value of warrant liabilities	(7.88%)
Incentive stock options	0.55%
Transaction costs	(1.94%)
162m limitation	(0.66%)
Debt extinguishment	(0.46%)
Other adjustments	0.02%
Valuation allowance	(13.94%)
Total provision for income taxes	0.00%	0.00%